TAX-FREE FIXED INCOME FUND III FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	March 31, 2026

Face Amount				Issuer	Cusip	Coupon	Maturity Date	Value

Puerto Rico Agencies Bonds and Notes - 35.09% of net assets applicable to common shareholders, total cost of $24,849,064
$ 500,000		E	C	Puerto Rico Electric Power Authority	74526QXT4	6.13%	07/01/40	$331,875
225,000		E	C	Puerto Rico Electric Power Authority	74526QKL5	5.00%	07/01/18	149,625
935,000		E		Puerto Rico Sales Tax	74529JPU3	4.50%	07/01/34	934,983
474,000		E		Puerto Rico Sales Tax	74529JPV1	4.55%	07/01/40	472,150
3,467,000		E		Puerto Rico Sales Tax	74529JPW9	4.75%	07/01/53	3,228,429
10,587,000		E		Puerto Rico Sales Tax	74529JPX7	5.00%	07/01/58	10,064,500
4,804,000		E		Puerto Rico Sales Tax	74529JRH0	4.33%	07/01/40	4,734,380
144,000		E		Puerto Rico Sales Tax	74529JRK3	4.54%	07/01/53	128,681
3,917,000		E		Puerto Rico Sales Tax	74529JRL1	4.78%	07/01/58	3,616,558

$ 25,053,000								$23,661,181

Puerto Rico Agencies Zero Coupons Bonds - 8.81% of net assets applicable to common shareholder, total cost of $5,546,566
$ 9,954,000		F		Puerto Rico Sales Tax	74529JQG3	0.00%	07/01/46	$3,487,732
9,638,000		F		Puerto Rico Sales Tax	74529JQH1	0.00%	07/01/51	2,458,027

$ 19,592,000								$5,945,760

Shares

Puerto Rico Preferred Stock - 19.98% of net assets applicable to common shareholders, total cost of $11,800,000
800,000		B		Universal Group Inc. Class B Cumulative Perpetual Monthly Income Preferred Stock	913580205	7.15%	Perpetual	$13,472,800

Principal Outstanding Amount

Puerto Rico GNMA Taxable - 0.63% of net assets applicable to common shareholders, total cost of $446,271
$ 54,928				GNMA Pool 631036	36291LBD6	6.00%	12/15/34	$50,983
103,976				GNMA Pool 608658	36202TE77	6.00%	08/15/34	100,505
95,159				GNMA Pool 608684	36202TFZ4	6.00%	09/15/34	93,078
21,568				GNMA Pool 608685	36202TF27	6.00%	09/15/34	18,463
54,021				GNMA Pool 608726	36202THB5	6.00%	11/15/34	52,859
15,754				GNMA Pool 608727	36202THC3	6.00%	11/15/34	11,595
50,851				GNMA Pool 631029	36291LA62	6.00%	09/15/34	49,476
50,013				GNMA Pool 631033	36291LBA2	6.00%	10/15/34	48,135

$ 446,270	A							$425,093

Face Amount

US Government, Agency and Instrumentalities - 52.39% of net assets applicable to common shareholders, total cost of $55,400,000
$ 2,000,000				Federal Farm Credit	3133EGHY4	2.95%	12/28/37	$1,699,740
1,000,000				Federal Farm Credit	3133ENVJ6	4.85%	04/28/42	977,066
8,000,000		D		Federal Farm Credit	3133ENZH6	5.48%	06/27/42	7,877,768
5,000,000				Federal Home Loan Bank	3130AJR92	2.20%	06/30/45	3,061,990
2,000,000				Federal Home Loan Bank	3130ASWX3	5.11%	08/15/42	1,974,096
700,000				Federal Home Loan Bank	3130ATBZ9	5.20%	09/28/37	691,657
1,000,000				Federal Home Loan Bank	3130B37M9	5.50%	10/07/44	993,934
4,000,000				Federal Home Loan Bank	3130B5QF8	5.87%	04/10/45	3,997,120
20,000,000		D		Federal Home Loan Bank	3130AJRH4	2.07%	06/29/40	14,050,780

$ 43,700,000								$35,324,151

Total investments (116.91% of net assets applicable to common shareholders)								$78,828,985
Other Assets and Liabilities, net (-16.91% of net assets applicable to common shareholders)								(11,399,200)

Net assets applicable to common shareholders - 100%								$67,429,785

Face Amount								Value

Securities Sold Under Reverse Repurchase Agreement - 37.51% of net assets applicable to common shareholders
$ 12,150,000				Reverse Repurchase Agreements with South Street				$12,150,000

				3.85% due April 7, 2026

A

GNMA - represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

B

This security is a private placement and is valued by the Valuation Committee. Significant unobservable inputs were used in the valuation of this security and it is classified as Level 3. See Note 1 for further information.

C

These bonds have defaulted and are not currently accruing interest income. Bond maturing in 2018 also defaulted on their principal payment at maturity. However, they are still trading in the open market. See Note 4 for further information.

D	A portion or all of the security has been pledged as collateral for securities sold under reverse repurchase agreements.

E

Revenue Bonds - issued by government agencies and payable from revenues and other sources of income of the corresponding agency as specified in the applicable prospectus. These bonds are not obligations of the Commonwealth of Puerto Rico.

F	Issued with a zero coupon. Income is recognized through the accretion of discount.

The accompanying notes are an integral part of these financial statements.